Cash and Bank Balances	12 Months Ended
Dec. 31, 2025
Cash and Bank Balances [Abstract]
CASH AND BANK BALANCES
18	CASH AND BANK BALANCES

Cash and cash equivalents reflected in the consolidated statement of cash flows comprise the following statement of financial position amounts:

	2025	2024	2023
	USD	USD	USD

Bank balances	22,257,863	13,865,219	6,202,248
Cash on hand	2,513	285,502	36,832
	22,260,376	14,150,721	6,239,080
Less: bank overdrafts	(12,097)	(9,929)	(7,395)
Cash and cash equivalents	22,248,279	14,140,792	6,231,685

Bank overdrafts carry an interest rate between 7% - 10%.